NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net loss from operation	$ 17,497,269	$ 96,352,756
Accumulated deficit	167,533,292	$ 150,036,023
Working capital deficit	9,339,000
Sale of stock consideration	3,076,000
Proceeds from issuance of notes	$ 1,715,000
Hydrenesis LLC [Member]
Ownership percentage	51.00%